DEFINED BENEFIT PENSION PLANS - Summary of Expected Benefit Payments from Plans (Detail) $ in Thousands	Jul. 31, 2021 USD ($)
Retirement Benefits [Abstract]
2022	$ 257
2023	308
2024	477
2025	395
2026	497
Next 5 years	$ 3,054